As filed with the United States Securities and Exchange Commission on March 21, 2019

1933 Act File No. 333-216993

1940 Act File No. 811-23244

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 6	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 8	[X]

THE CHARTWELL FUNDS

(Exact Name of Registrant as Specified in Charter)

1205 Westlakes Drive, Suite 100

Berwyn, Pennsylvania 19312

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (610) 296-1400

Timothy J. Riddle

The Chartwell Funds

1205 Westlakes Drive, Suite 100
Berwyn, Pennsylvania 19312

(Name and Address of Agent for Service)

Copy to:

Alan R. Gedrich, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103-7018

It is proposed that this filing will become effective (check appropriate box):

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on [Date] pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on [Date] pursuant to paragraph (a)(1)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This PEA No. 6 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 5 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Berwyn and the Commonwealth of Pennsylvania, on the 21st day of March, 2019.

THE CHARTWELL FUNDS

By:	/s/ Timothy J. Riddle
Timothy J. Riddle
Trustee and President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed on the 21st day of March, 2019, by the following persons in the capacities set forth below.

Signature	Title	Date

/s/ Timothy J. Riddle*	President, Chief Executive Officer and Trustee	March 21, 2019
Timothy J. Riddle

Neil Walker*	Treasurer, Chief Financial Officer and Secretary	March 21, 2019
Neil Walker

Gerald S. Frey*	Trustee	March 21, 2019
Gerald S. Frey

David M. O’Brien*	Trustee	March 21, 2019
David M. O’Brien

Paul L. Rudy, III*	Trustee	March 21, 2019
Paul L. Rudy, III

*By:	/s/ Michael Magee	Michael Magee, Attorney-In-Fact

EXHIBIT INDEX

Exhibit	Exhibit No.
XBRL Instance Document	EX-101.INS
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Extension Calculation Linkbase	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase	EX-101.LAB
XBRL Taxonomy Extension Presentation Linkbase	EX-101.PRE